Investment Objectives and Goals	Aug. 06, 2025
Institutional Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Small Company Fund seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.
Institutional Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The International All Company Fund (formally the “International Equity Fund”) seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.
Institutional Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The International Small Company Fund seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.
Investor Shares | The Brown Capital Management Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Small Company Fund seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.
Investor Shares | The Brown Capital Management International All Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT INTERNATIONAL ALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The International All Company Fund (formally the “International Equity Fund”) seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.
Investor Shares | The Brown Capital Management International Small Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE BROWN CAPITAL MANAGEMENT INTERNATIONAL SMALL COMPANY FUND
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The International Small Company Fund seeks long-term capital appreciation.
Objective, Secondary [Text Block]	Current income is a secondary consideration in selecting portfolio investments.